RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivable from related parties, net of allowance for credit losses	$ 16,032,134	$ 12,017,651
Ownership percentage	100.00%			100.00%
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 100,000	400,000	$ 7,400,000
Accounts receivable from related parties, net of allowance for credit losses	400,000	4,200,000	12,500,000
Advances received from related parties	100,000	200,000	100,000
Rental income	27,000	61,000	61,000
Accounts payable - related party		69,585
Loan receivable from related party	330,000	500,000
Proceeds from loan	170,000
Due to related party	3,150,000	140,000
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	48,949	$ 85,289	$ 44,621
Related Company Owned By Mr. Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 3,145,000			¥ 20
Ownership percentage	100.00%			100.00%
Debt term	12 months
Debt interest rate	5.85%
Debt maturity date	May 17, 2022